Net interest income	6 Months Ended
Jun. 30, 2025
Disclosure Net Interest Income [Line Items]
Net interest income
Note 3

Net interest income

Net interest income
For the quarter ended Year-to-date
USD m 30.6.25 31.3.25 30.6.24 30.6.25 30.6.24
Interest income from loans and deposits 1 6,240 6,105 8,403 12,345 17,492
Interest income from securities financing transactions measured at amortized cost
2
915 839 1,136 1,754 2,354
Interest income from other financial instruments measured

at amortized cost
406 360 328 766 675
Interest income from debt instruments measured at fair

value through other comprehensive income
44 27 26 71 54
Interest income from derivative instruments designated as cash flow hedges

(322) (351) (574) (672) (1,175)
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
7,283 6,981 9,320 14,264 19,399
Interest expense on loans and deposits
3
3,582 3,698 5,074 7,280 10,513
Interest expense on securities financing transactions measured at amortized cost
4
552 415 541 967 1,035
Interest expense on debt issued 2,639 2,794 3,655 5,433 7,395
Interest expense on lease liabilities 43 41 49 85 99
Total interest expense from financial instruments measured at amortized cost 6,817 6,948 9,319 13,765 19,042
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive
income 466 33 2 498 357
Net interest income from financial instruments measured at fair value through profit or loss and other
1,500 1,597 1,533 3,096 3,118
Total net interest income 1,965 1,629 1,535 3,595 3,475
1 Consists of interest income from

cash and balances at central banks, amounts due

from banks, and cash collateral receivables

on derivative instruments, as well as negative interest on

amounts due to banks, customer
deposits, and cash

collateral payables

on derivative

instruments.

2 Includes interest

income on receivables

from securities financing

transactions and

negative interest, including

fees, on

payables from

securities
financing transactions.

3 Consists of interest expense on amounts due to banks, cash collateral payables on derivative instruments, and customer deposits, as well as negative interest on cash and balances at central banks, amounts due

from banks,

and cash collateral

receivables on derivative

instruments.

4 Includes interest

expense on payables

from securities financing

transactions and negative

interest, including fees,

on
receivables from securities financing transactions.